Taxation - Reconciliation of income tax benefit (Details) - GBP (£) £ in Thousands				12 Months Ended
	Dec. 31, 2023	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
UK current tax on loss for the year				£ (14,120)	£ (20,459)	£ (6,706)
Overseas taxation on loss for the year				275	13	37
Adjustments in respect of prior year				(1,411)	(26)	(12)
Total current tax benefit				(15,256)	(20,472)	(6,681)
Deferred tax
Origination and reversal of timing differences				(869)	(870)	(279)
Effect of tax rate change on opening balance				0	(565)	0
Total deferred tax benefit				(869)	(1,435)	(279)
Income tax benefit				(16,125)	(21,907)	(6,960)
Loss on ordinary activities before tax				£ (162,088)	£ (140,635)	£ (56,191)
Normal applicable rate of tax	25.00%	25.00%	19.00%	23.52%	19.00%	19.00%
Loss on ordinary activities multiplied by normal rate				£ (38,123)	£ (26,721)	£ (10,676)
Effects of:
Fixed asset differences				(22)	(693)	(181)
Other permanent differences				(3,111)	(3,727)	0
Expenses not deductible for tax purposes				6,698	7,304	3,831
Income not deductible for tax purposes				0	0	(1)
Additional deduction for R&D expenditure				(15,171)	(15,503)	(5,185)
Surrender of tax losses for R&D tax credit refund				15,700	6,496	2,173
R&D expenditure credits				789	480	295
Adjustments to tax charge in respect of previous periods				(1,411)	(26)	(12)
Adjustments for foreign tax				(44)	(395)	(435)
Deferred tax not recognised				£ 18,570	£ 10,878	£ 3,231